Goodwill - Summary of Changes in Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Beginning balance	£ 5,789	£ 5,734
Goodwill Ending Balance	10,562	5,789
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Beginning balance	5,789	5,734
Exchange adjustments	(277)	199
Additions through business combinations	5,023
Transfer to assets held for sale	27	(144)
Goodwill Ending Balance	£ 10,562	£ 5,789